Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

December 21, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”)
on behalf of Eaton Vance Tax-Managed Global Small-Cap Fund (the “Fund”)
Post-Effective Amendment No. 290 (1933 Act File No. 002-90946)
Amendment No. 293 (1940 Act File No. 811-04015) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended, and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including a prospectus and statement of additional information (“SAI”) for the Fund, and exhibits. The Amendment contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and will become effective on March 1, 2018.

The Amendment is being filed for the purpose of reflecting a name change for the Fund to Eaton Vance Global Small-Cap Equity Fund; a change in investment objective and strategy to solely remove the Fund’s tax-managed mandate. The prospectus and SAI have been marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 279 filed with the Securities and Exchange Commission on February 27, 2017 (Accession No. 0000940394-17-000342).

Based on the foregoing, the Registrant requests that the Staff, in reviewing the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984).

If necessary, the Registrant intends to file a comment response letter. Prior to the effectiveness of the Amendment, the Registrant intends to file an amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, if necessary; to bring the financial statements and other information up-to-date; and make any other non-material changes.

Securities and Exchange Commission December 21, 2017 Page 2

If you have any questions or comments concerning the Amendment, please contact the undersigned at (617) 672-8507.

Very truly yours,

/s/ David D. Barr

David D. Barr, Esq.

Vice President